Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2022
Related Party Transactions.
Schedule of compensation to key management

Compensation to key management is comprised of the following:

	December 31,	December 31,
	2022	2021
Management fees	$1,024,304	$740,234
Share-based payments	-	940,268
	$1,024,304	$1,680,502